INCOME TAXES (Details Textual) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 132,400,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,869,000	$ 1,207,000